Share-based awards- General (Details)			12 Months Ended
	Jul. 30, 2019	Apr. 01, 2015 shares	Mar. 31, 2022 shares	Mar. 31, 2021	Mar. 31, 2020	Jul. 29, 2019
Share-based awards
Number of shares authorized but unissued			295,352,672
Ratio of share subdivision	8
ADS ratio	8		8	8	8	1
2014 Plan
Share-based awards
Plan term			10 years
2014 Plan | Maximum
Share-based awards
Additional number of shares subject to award		200,000,000